Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial instruments breakdown by category

					2024
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15	620,537	-	-	620,537
Financial investments		19,693	-	-	19,693
Other financial instruments	16 (a)	-	5,282	-	5,282
Trade accounts receivables (iii)	17	39,008	101,785	-	140,793
Investments in equity instruments	14 (c)	-	-	5,093	5,093
Related parties (i)	20 (a)	2	-	-	2
		679,240	107,067	5,093	791,400
Liabilities per balance sheet
Loans and financings	24 (a)	1,670,313	92,320	-	1,762,633
Lease liabilities	23 (b)	95,899	-	-	95,899
Other financial instruments	16 (a)	-	37,134	-	37,134
Trade payables	25	443,288	-	-	443,288
Confirming payables	26	268,175	-	-	268,175
Use of public assets (ii)		18,047	-	-	18,047
Related parties (ii)	20 (a)	4,204	-	-	4,204
		2,499,926	129,454	-	2,629,380

					2023
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15	457,259	-	-	457,259
Financial investments		11,058	-	-	11,058
Other financial instruments	16 (a)	-	7,893	-	7,893
Trade accounts receivables	17	53,328	88,582	-	141,910
Investments in equity instruments	14 (c)	-	-	5,649	5,649
Related parties (i)	20 (a)	3	-	-	3
		521,648	96,475	5,649	623,772
Liabilities per balance sheet
Loans and financings	24 (a)	1,634,163	91,403	-	1,725,566
Lease liabilities	23 (b)	77,405	-	-	77,405
Other financial instruments	16 (a)	-	46,122	-	46,122
Trade payables	25	451,603	-	-	451,603
Confirming payables	26	234,385	-	-	234,385
Use of public assets (ii)		22,733	-	-	22,733
Related parties (ii)	20 (a)	3,935	-	-	3,935
		2,424,224	137,525	-	2,561,749

(i) Classified as “Other assets” in the consolidated balance sheet.

(ii) Classified as “Other liabilities” in the consolidated balance sheet.

(iii) Fair value through profit or loss amounts, relates mainly to amounts included in a forfaiting program and sales that are subsequently adjusted to changes in LME prices.